Cover	Nov. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity File Number	333-260982
Entity Registrant Name	QUALIS INNOVATIONS, INC.
Entity Central Index Key	0001871181
Entity Tax Identification Number	84-2488498
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	225 Wilmington West Chester Pike
Entity Address, Address Line Two	Suite 200 # 145
Entity Address, City or Town	Chadds Ford
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19317
City Area Code	(484)
Local Phone Number	483-2134
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	There were 8,475,950 shares of common stock $0.001 par value, issued and outstanding as of November 14, 2022
Trading Symbol	QLIS